Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 1
Income tax computed at statutory federal rate of 34%	$ 2,338	$ 1,906	$ 1,555
Tax exempt interest income	(476)	(466)	(437)
Tax exempt earnings on bank-owned life insurance	(101)	(152)	(121)
Nondeductible interest expense	8	13	16
Other items	14	42	47
Income tax expense	$ 1,783	$ 1,343	$ 1,060
Effective income tax rate	26.00%	24.00%	23.00%